INCOME TAX CHARGE - Summary of Reconciliation of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Major components of tax expense (income) [abstract]
Income before tax	$ 7,653	$ 921	$ 16,034	$ 8,616
Expected tax expense	995	498	1,817	1,540
Disallowed expenses	(157)	420	156	457
Unrecognized deferred tax	(115)	(308)	(110)	(298)
Change in estimates related to prior periods	34	0	65	0
Tax incentives	(54)	0	(108)	0
Other	20	33	(15)	44
Income tax expense (benefit)	$ 723	$ 643	$ 1,805	$ 1,743